Other disclosures - Risk Management and Principal Risks - Loans and advances at amortised cost by product (audited) (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial assets	£ 1,360,339	£ 1,329,242
Coverage ratio	0.90%	1.40%
ECL
Disclosure of financial assets [line items]
Financial assets	£ (6,284)	£ (9,399)
Stage 1
Disclosure of financial assets [line items]
Coverage ratio	0.20%	0.20%
Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Coverage ratio	3.10%	4.20%
Lifetime expected credit losses | Stage 3
Disclosure of financial assets [line items]
Coverage ratio	29.80%	33.40%
Financial assets at amortised cost | Loans and advances
Disclosure of financial assets [line items]
Financial assets	£ 361,451	£ 342,632
Coverage ratio	1.60%	2.40%
Financial assets at amortised cost | Loans and advances | Carrying amount
Disclosure of financial assets [line items]
Financial assets	£ 367,193	£ 350,967
Financial assets at amortised cost | Loans and advances | ECL
Disclosure of financial assets [line items]
Financial assets	(5,742)	(8,335)
Financial assets at amortised cost | Loans and advances | Stage 1
Disclosure of financial assets [line items]
Financial assets	£ 317,659	£ 289,931
Coverage ratio	0.40%	0.40%
Financial assets at amortised cost | Loans and advances | Stage 1 | Carrying amount
Disclosure of financial assets [line items]
Financial assets	£ 318,865	£ 290,964
Financial assets at amortised cost | Loans and advances | Stage 1 | ECL
Disclosure of financial assets [line items]
Financial assets	(1,206)	(1,033)
Financial assets at amortised cost | Loans and advances | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	£ 39,078	£ 47,442
Coverage ratio	4.90%	7.00%
Financial assets at amortised cost | Loans and advances | Lifetime expected credit losses | Stage 2 | Carrying amount
Disclosure of financial assets [line items]
Financial assets	£ 41,093	£ 51,006
Financial assets at amortised cost | Loans and advances | Lifetime expected credit losses | Stage 2 | ECL
Disclosure of financial assets [line items]
Financial assets	(2,015)	(3,564)
Financial assets at amortised cost | Loans and advances | Lifetime expected credit losses | Stage 3
Disclosure of financial assets [line items]
Financial assets	£ 4,714	£ 5,259
Coverage ratio	34.80%	41.50%
Financial assets at amortised cost | Loans and advances | Lifetime expected credit losses | Stage 3 | Carrying amount
Disclosure of financial assets [line items]
Financial assets	£ 7,235	£ 8,997
Financial assets at amortised cost | Loans and advances | Lifetime expected credit losses | Stage 3 | ECL
Disclosure of financial assets [line items]
Financial assets	(2,521)	(3,738)
Financial assets at amortised cost | Home loans
Disclosure of financial assets [line items]
Financial assets	£ 169,205	£ 159,647
Coverage ratio	0.30%	0.30%
Financial assets at amortised cost | Home loans | Carrying amount
Disclosure of financial assets [line items]
Financial assets	£ 169,680	£ 160,185
Financial assets at amortised cost | Home loans | ECL
Disclosure of financial assets [line items]
Financial assets	(475)	(538)
Financial assets at amortised cost | Home loans | Stage 1
Disclosure of financial assets [line items]
Financial assets	£ 148,039	£ 138,606
Coverage ratio	0.00%	0.00%
Financial assets at amortised cost | Home loans | Stage 1 | Carrying amount
Disclosure of financial assets [line items]
Financial assets	£ 148,058	£ 138,639
Financial assets at amortised cost | Home loans | Stage 1 | ECL
Disclosure of financial assets [line items]
Financial assets	(19)	(33)
Financial assets at amortised cost | Home loans | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	£ 19,441	£ 19,228
Coverage ratio	0.30%	0.40%
Financial assets at amortised cost | Home loans | Lifetime expected credit losses | Stage 2 | Carrying amount
Disclosure of financial assets [line items]
Financial assets	£ 19,500	£ 19,312
Financial assets at amortised cost | Home loans | Lifetime expected credit losses | Stage 2 | ECL
Disclosure of financial assets [line items]
Financial assets	(59)	(84)
Financial assets at amortised cost | Home loans | Lifetime expected credit losses | Stage 3
Disclosure of financial assets [line items]
Financial assets	£ 1,725	£ 1,813
Coverage ratio	18.70%	18.80%
Financial assets at amortised cost | Home loans | Lifetime expected credit losses | Stage 3 | Carrying amount
Disclosure of financial assets [line items]
Financial assets	£ 2,122	£ 2,234
Financial assets at amortised cost | Home loans | Lifetime expected credit losses | Stage 3 | ECL
Disclosure of financial assets [line items]
Financial assets	(397)	(421)
Financial assets at amortised cost | Credit cards, unsecured and other retail lending
Disclosure of financial assets [line items]
Financial assets	£ 41,793	£ 40,813
Coverage ratio	8.80%	12.30%
Financial assets at amortised cost | Credit cards, unsecured and other retail lending | Carrying amount
Disclosure of financial assets [line items]
Financial assets	£ 45,822	£ 46,513
Financial assets at amortised cost | Credit cards, unsecured and other retail lending | ECL
Disclosure of financial assets [line items]
Financial assets	(4,029)	(5,700)
Financial assets at amortised cost | Credit cards, unsecured and other retail lending | Stage 1
Disclosure of financial assets [line items]
Financial assets	£ 37,016	£ 32,341
Coverage ratio	2.20%	2.10%
Financial assets at amortised cost | Credit cards, unsecured and other retail lending | Stage 1 | Carrying amount
Disclosure of financial assets [line items]
Financial assets	£ 37,840	£ 33,021
Financial assets at amortised cost | Credit cards, unsecured and other retail lending | Stage 1 | ECL
Disclosure of financial assets [line items]
Financial assets	(824)	(680)
Financial assets at amortised cost | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	£ 3,949	£ 7,551
Coverage ratio	30.10%	26.80%
Financial assets at amortised cost | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | Stage 2 | Carrying amount
Disclosure of financial assets [line items]
Financial assets	£ 5,650	£ 10,320
Financial assets at amortised cost | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | Stage 2 | ECL
Disclosure of financial assets [line items]
Financial assets	(1,701)	(2,769)
Financial assets at amortised cost | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | Stage 3
Disclosure of financial assets [line items]
Financial assets	£ 828	£ 921
Coverage ratio	64.50%	71.00%
Financial assets at amortised cost | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | Stage 3 | Carrying amount
Disclosure of financial assets [line items]
Financial assets	£ 2,332	£ 3,172
Financial assets at amortised cost | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | Stage 3 | ECL
Disclosure of financial assets [line items]
Financial assets	(1,504)	(2,251)
Financial assets at amortised cost | Wholesale loans
Disclosure of financial assets [line items]
Financial assets	£ 150,453	£ 142,172
Coverage ratio	0.80%	1.50%
Financial assets at amortised cost | Wholesale loans | Carrying amount
Disclosure of financial assets [line items]
Financial assets	£ 151,691	£ 144,269
Financial assets at amortised cost | Wholesale loans | ECL
Disclosure of financial assets [line items]
Financial assets	(1,238)	(2,097)
Financial assets at amortised cost | Wholesale loans | Stage 1
Disclosure of financial assets [line items]
Financial assets	£ 132,604	£ 118,984
Coverage ratio	0.30%	0.30%
Financial assets at amortised cost | Wholesale loans | Stage 1 | Carrying amount
Disclosure of financial assets [line items]
Financial assets	£ 132,967	£ 119,304
Financial assets at amortised cost | Wholesale loans | Stage 1 | ECL
Disclosure of financial assets [line items]
Financial assets	(363)	(320)
Financial assets at amortised cost | Wholesale loans | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	£ 15,688	£ 20,663
Coverage ratio	1.60%	3.30%
Financial assets at amortised cost | Wholesale loans | Lifetime expected credit losses | Stage 2 | Carrying amount
Disclosure of financial assets [line items]
Financial assets	£ 15,943	£ 21,374
Financial assets at amortised cost | Wholesale loans | Lifetime expected credit losses | Stage 2 | ECL
Disclosure of financial assets [line items]
Financial assets	(255)	(711)
Financial assets at amortised cost | Wholesale loans | Lifetime expected credit losses | Stage 3
Disclosure of financial assets [line items]
Financial assets	£ 2,161	£ 2,525
Coverage ratio	22.30%	29.70%
Financial assets at amortised cost | Wholesale loans | Lifetime expected credit losses | Stage 3 | Carrying amount
Disclosure of financial assets [line items]
Financial assets	£ 2,781	£ 3,591
Financial assets at amortised cost | Wholesale loans | Lifetime expected credit losses | Stage 3 | ECL
Disclosure of financial assets [line items]
Financial assets	(620)	(1,066)
Not past due | Financial assets at amortised cost | Loans and advances | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	£ 35,694	£ 42,533
Coverage ratio	4.80%	6.80%
Not past due | Financial assets at amortised cost | Loans and advances | Lifetime expected credit losses | Stage 2 | Carrying amount
Disclosure of financial assets [line items]
Financial assets	£ 37,481	£ 45,622
Not past due | Financial assets at amortised cost | Loans and advances | Lifetime expected credit losses | Stage 2 | ECL
Disclosure of financial assets [line items]
Financial assets	(1,787)	(3,089)
Not past due | Financial assets at amortised cost | Home loans | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	£ 17,087	£ 16,594
Coverage ratio	0.30%	0.30%
Not past due | Financial assets at amortised cost | Home loans | Lifetime expected credit losses | Stage 2 | Carrying amount
Disclosure of financial assets [line items]
Financial assets	£ 17,133	£ 16,651
Not past due | Financial assets at amortised cost | Home loans | Lifetime expected credit losses | Stage 2 | ECL
Disclosure of financial assets [line items]
Financial assets	(46)	(57)
Not past due | Financial assets at amortised cost | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	£ 3,609	£ 7,088
Coverage ratio	29.30%	25.20%
Not past due | Financial assets at amortised cost | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | Stage 2 | Carrying amount
Disclosure of financial assets [line items]
Financial assets	£ 5,102	£ 9,470
Not past due | Financial assets at amortised cost | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | Stage 2 | ECL
Disclosure of financial assets [line items]
Financial assets	(1,493)	(2,382)
Not past due | Financial assets at amortised cost | Wholesale loans | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	£ 14,998	£ 18,851
Coverage ratio	1.60%	3.30%
Not past due | Financial assets at amortised cost | Wholesale loans | Lifetime expected credit losses | Stage 2 | Carrying amount
Disclosure of financial assets [line items]
Financial assets	£ 15,246	£ 19,501
Not past due | Financial assets at amortised cost | Wholesale loans | Lifetime expected credit losses | Stage 2 | ECL
Disclosure of financial assets [line items]
Financial assets	(248)	(650)
Not later than one month | Financial assets at amortised cost | Loans and advances | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	£ 2,171	£ 3,183
Coverage ratio	4.20%	7.10%
Not later than one month | Financial assets at amortised cost | Loans and advances | Lifetime expected credit losses | Stage 2 | Carrying amount
Disclosure of financial assets [line items]
Financial assets	£ 2,266	£ 3,426
Not later than one month | Financial assets at amortised cost | Loans and advances | Lifetime expected credit losses | Stage 2 | ECL
Disclosure of financial assets [line items]
Financial assets	(95)	(243)
Not later than one month | Financial assets at amortised cost | Home loans | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	£ 1,654	£ 1,772
Coverage ratio	0.40%	0.70%
Not later than one month | Financial assets at amortised cost | Home loans | Lifetime expected credit losses | Stage 2 | Carrying amount
Disclosure of financial assets [line items]
Financial assets	£ 1,660	£ 1,785
Not later than one month | Financial assets at amortised cost | Home loans | Lifetime expected credit losses | Stage 2 | ECL
Disclosure of financial assets [line items]
Financial assets	(6)	(13)
Not later than one month | Financial assets at amortised cost | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	£ 215	£ 364
Coverage ratio	28.30%	33.10%
Not later than one month | Financial assets at amortised cost | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | Stage 2 | Carrying amount
Disclosure of financial assets [line items]
Financial assets	£ 300	£ 544
Not later than one month | Financial assets at amortised cost | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | Stage 2 | ECL
Disclosure of financial assets [line items]
Financial assets	(85)	(180)
Not later than one month | Financial assets at amortised cost | Wholesale loans | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	£ 302	£ 1,047
Coverage ratio	1.30%	4.60%
Not later than one month | Financial assets at amortised cost | Wholesale loans | Lifetime expected credit losses | Stage 2 | Carrying amount
Disclosure of financial assets [line items]
Financial assets	£ 306	£ 1,097
Not later than one month | Financial assets at amortised cost | Wholesale loans | Lifetime expected credit losses | Stage 2 | ECL
Disclosure of financial assets [line items]
Financial assets	(4)	(50)
Greater than 30 days past due | Financial assets at amortised cost | Loans and advances | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	£ 1,213	£ 1,726
Coverage ratio	9.90%	11.80%
Greater than 30 days past due | Financial assets at amortised cost | Loans and advances | Lifetime expected credit losses | Stage 2 | Carrying amount
Disclosure of financial assets [line items]
Financial assets	£ 1,346	£ 1,958
Greater than 30 days past due | Financial assets at amortised cost | Loans and advances | Lifetime expected credit losses | Stage 2 | ECL
Disclosure of financial assets [line items]
Financial assets	(133)	(232)
Greater than 30 days past due | Financial assets at amortised cost | Home loans | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	£ 700	£ 862
Coverage ratio	1.00%	1.60%
Greater than 30 days past due | Financial assets at amortised cost | Home loans | Lifetime expected credit losses | Stage 2 | Carrying amount
Disclosure of financial assets [line items]
Financial assets	£ 707	£ 876
Greater than 30 days past due | Financial assets at amortised cost | Home loans | Lifetime expected credit losses | Stage 2 | ECL
Disclosure of financial assets [line items]
Financial assets	(7)	(14)
Greater than 30 days past due | Financial assets at amortised cost | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	£ 125	£ 99
Coverage ratio	49.60%	67.60%
Greater than 30 days past due | Financial assets at amortised cost | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | Stage 2 | Carrying amount
Disclosure of financial assets [line items]
Financial assets	£ 248	£ 306
Greater than 30 days past due | Financial assets at amortised cost | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | Stage 2 | ECL
Disclosure of financial assets [line items]
Financial assets	(123)	(207)
Greater than 30 days past due | Financial assets at amortised cost | Wholesale loans | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Financial assets	£ 388	£ 765
Coverage ratio	0.80%	1.40%
Greater than 30 days past due | Financial assets at amortised cost | Wholesale loans | Lifetime expected credit losses | Stage 2 | Carrying amount
Disclosure of financial assets [line items]
Financial assets	£ 391	£ 776
Greater than 30 days past due | Financial assets at amortised cost | Wholesale loans | Lifetime expected credit losses | Stage 2 | ECL
Disclosure of financial assets [line items]
Financial assets	£ (3)	£ (11)